STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)	1 Months Ended					12 Months Ended
	Oct. 22, 2024	Oct. 17, 2024	May 17, 2024	Mar. 27, 2024	Jul. 22, 2023	Dec. 31, 2024	Apr. 22, 2024	Dec. 31, 2023
Preferred Stock, Shares Par Value						$ 0.001		$ 0.001
Preferred Stock, Shares Authorized						10,000,000		10,000,000
Common Stock, Shares Par Value						$ 0.001		$ 0.001
Common Stock, Shares Authorized						250,000,000		250,000,000
Sale of Stock in Exchange for Services	20
Transaction amount for services	$ 50,000
Issuance of Series A Preferred Stock, amount						$ 90,000
Total Amount Paid for Shares Issued						$ 3,750
Convertible prefered stock outstanding, per share						$ 0.25
Redhawk Investment Group, LLC [Member]
Preferred Stock, Shares Par Value							$ 0.001
Issuance of Series A Preferred Stock, share		4	6		6
Issuance of Series A Preferred Stock, amount		$ 10,000	$ 15,000		$ 15,000
Redhawk Acquisition One, LLC [Member]
Total Amount Paid for Shares Issued				$ 3,750
Founder Shares Issued				3,750,000